J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 27, 2019

To the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated

July 1, 2018, as supplemented

Portfolio Manager Addition. Effective immediately, Justin Rucker will be added to the portfolio management team for the JPMorgan Core Bond Fund (the “Fund”).

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard Figuly	2015	Managing Director
Justin Rucker	2019	Executive Director

In addition, the “The Funds’ Management and Administration – The Portfolio Managers – Core Bond Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

Core Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Fund since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC). She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since 2007 which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Richard Figuly, Managing Director, became part of the team responsible for management of the Fund in September 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. An employee of JPMIM since 2006 and a portfolio manager of the Fund since 2019, Justin Rucker, Executive Director, is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team responsible for managing Long Duration and Core Bond institutional taxable bond portfolios.

SUP-CB-PM-319

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of each statement of additional information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Bond Fund
Barbara Miller	9	$14,666,222	2	$11,551,810	10	$533,159
Richard Figuly	13	21,027,112	14	5,036,086	15	4,657,835
Justin Rucker**	2	1,285,927	0	0	28	9,252,621

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Bond Fund
Barbara Miller	0	$0	0	$0	0	$0
Richard Figuly	0	0	0	0	1	1,060,005
Justin Rucker**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2019.

In addition, effective immediately, the “Portfolio Managers – Portfolio Managers — Ownership of Securities” section of each SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Fund
Barbara Miller							X
Richard Figuly							X
Justin Rucker*					X

*	As of February 28, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES,

PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 27, 2019

To the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated

July 1, 2018, as supplemented

Portfolio Manager Retirement Effective February 29, 2020. William Morgan has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective February 29, 2020. Mr. Morgan will continue to serve on the portfolio management team of the JPMorgan High Yield Fund (the “Fund”) until his retirement. In order to provide additional depth and continuity to the portfolio management team, Alexander Sammarco, Christopher Musbach and Michael Schlembach will be added to the portfolio management team effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
William J. Morgan *	1998	Managing Director
James P. Shanahan, Jr.	1998	Managing Director
Alexander Sammarco	2019	Executive Director
Christopher Musbach	2019	Executive Director
Michael Schlembach	2019	Executive Director

*	Mr. Morgan has announced his retirement from JPMIM effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.

In addition, effective immediately, “The Fund’s Management and Administration – The Portfolio Managers – High Yield Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

High Yield Fund

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. The portfolio management team for the High Yield Fund is comprised of William J. Morgan, Managing Director (until his retirement effective February 29, 2020), James P. Shanahan, Jr., Managing Director, Alexander Sammarco, Executive Director, Christopher Musbach, Executive Director, and Michael Schlembach, Executive Director. Mr. Morgan is a portfolio manager for high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982 and has been a portfolio manager of the Fund since inception. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986 and serves as portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles. Mr. Shanahan has been a portfolio manager of the Fund since its inception. An employee of JPMIM since 2013 and a portfolio manager of the Fund since 2019, Mr. Sammarco currently serves as a portfolio manager for JPMIM’s Cincinnati High Yield team responsible for loan assignments and participations, global unconstrained strategies, and relative value styles. An employee of JPMIM since 2005 and a portfolio manager of the Fund since 2019, Mr. Musbach currently serves as a portfolio manager for JPMIM’s Cincinnati High Yield team for BB-focused styles. An employee of JPMIM since 2009 and a portfolio manager of the Fund since 2019, Mr. Schlembach serves as a portfolio manager for the Cincinnati High Yield team responsible for distressed debt and total return investments.

SUP-HY-PM-319

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of each Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
High Yield Fund
William J. Morgan[1]	12	$5,790,580	19	$10,164,180	7	$1,083,520
James P. Shanahan, Jr.	9	11,158,442	11	3,317,369	12	2,212,554
Alexander Sammarco[2]	6	257,479	17	2,949,192	6	56,913
Christopher Musbach[2]	4	3,532,117	4	5,782,804	776	3,372,353
Michael Schlembach[2]	3	180,935	8	2,446,877	2	19,618

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
High Yield Fund
William J. Morgan[1]	0	$0	1	$156	7	$1,083,520
James P. Shanahan	0	0	1	156	1	310,163
Alexander Sammarco[2]	0	0	0	0	0	0
Christopher Musbach[2]	0	0	0	0	0	0
Michael Schlembach[2]	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
1	Mr. Morgan has announced his retirement effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.
2	As of 1/31/19.

In addition, effective immediately, the “Portfolio Managers – Portfolio Managers — Ownership of Securities” section of each SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
High Yield Fund
William J. Morgan*							X
James P. Shanahan							X
Alexander Sammarco**			X
Christopher Musbach**				X
Michael Schlembach**				X

*	Mr. Morgan has announced his retirement effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.
**	As of 1/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES,

PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Mortgage-Backed Securities Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 27, 2019

To the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated

July 1, 2018, as supplemented

Portfolio Manager Addition. Effective immediately, Andy Melchiorre will be added to the portfolio management team for the JPMorgan Mortgage-Backed Securities Fund (the “Fund”).

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Figuly	2015	Managing Director
Michael Sais	2005	Managing Director
Andy Melchiorre	2019	Executive Director

In addition, the “The Funds’ Management and Administration – The Portfolio Managers – Mortgage-Backed Securities Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

Mortgage-Backed Securities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

The lead portfolio managers are Richard D. Figuly, Managing Director, Michael Sais, Managing Director and CFA charterholder, and Andrew Melchiorre, Executive Director. Mr. Figuly became part of the team responsible for management of the Fund in 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Global Fixed Income, Currency & Commodities Group (GFICC) and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Sais is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and has been part of the team responsible for the management of the Fund since 2005. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. An employee of JPMIM since 2012 and a member of the portfolio manager team since 2019, Mr. Melchiorre is a member of the GFICC group and is a portfolio manager for the U.S. Value Driven team responsible for managing institutional taxable bond portfolios.

SUP-MBS-PM-319

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of each statement of additional information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Mortgage-Backed Securities Fund
Richard Figuly	13	$47,548,476	14	$5,036,086	15	$4,657,835
Michael Sais	4	3,768,963	2	793,349	10	2,608,552
Andy Melchiorre**	2	722,632	0	0	31	6,243,021

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Mortgage-Backed Securities Fund
Richard Figuly	0	$0	0	$0	1	$1,060,005
Michael Sais	0	0	0	0	3	1,301,571
Andy Melchiorre**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2019.

In addition, effective immediately, the “Portfolio Managers – Portfolio Managers — Ownership of Securities” section of each SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mortgage-Backed Securities Fund
Richard Figuly					X
Michael Sais							X
Andy Melchiorre*					X

*	As of February 28, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES,

PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 27, 2019

To the Summary Prospectuses, Prospectuses and

Statement of Additional Information dated

July 1, 2018, as supplemented

Portfolio Manager Addition. Effective immediately, Toby Maczka will be added to the portfolio management team for the JPMorgan Short Duration Bond Fund (the “Fund”).

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gregg Hrivnak	2006	Managing Director
Richard Figuly	2006	Managing Director
Susan Parekh	2016	Executive Director
Toby Maczka	2019	Executive Director

In addition, the “The Funds’ Management and Administration – The Portfolio Managers – Short Duration Bond Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

Short Duration Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Gregg Hrivnak, Managing Director and CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the Fund since May 2006. An employee of JPMIM or predecessor firms since 1989, Mr. Hrivnak has been part of the portfolio management team for the Fund since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader in the Global Fixed Income, Currency & Commodities (GFICC) group. Richard Figuly, Managing Director, has participated in the management of the Fund since May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Susan Parekh, Executive Director, has participated in the management of the Fund since November 2016. An employee of JPMIM or predecessor firms since 1996, Ms. Parekh is a member of GFICC and is a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Toby Maczka, Executive Director, has been an employee of JPMIM or predecessor firms since 2002 and a portfolio manager of the Fund since 2019. Mr. Maczka is a member of the GFICC Group and a portfolio manager for the U.S. Value Driven team responsible for managing institutional and global wealth management portfolios.

SUP-SDB-PM-319

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of each statement of additional information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Short Duration Bond Fund
Gregg F. Hrivnak	1	50,185	2	1,844,981	32	7,583,924
Richard D. Figuly	14	45,862,620	14	5,036,086	15	4,657,835
Susan Parekh	0	0	0	0	43	9,088,618
Toby Maczka**	5	177,066	0	0	115	5,140,568

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Short Duration Bond Fund
Gregg F. Hrivnak	0	0	0	0	0	0
Richard D. Figuly	0	0	0	0	1	1,060,005
Susan Parekh	0	0	0	0	0	0
Toby Maczka**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2019.

In addition, effective immediately, the “Portfolio Managers – Portfolio Managers — Ownership of Securities” section of each SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Short Duration Bond Fund
Gregg F. Hrivnak							X
Richard D. Figuly	X
Susan Parekh				X
Toby Maczka*	X

*	As of February 28, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES,

PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE